Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	120,058,181	97,005,817	106,216,708
Common stock, shares outstanding	120,058,181	97,005,817	106,216,708